Investment Objectives and Goals - American Funds U.S. Government Money Market Fund	Sep. 30, 2024
Prospectus [Line Items]
Risk/Return [Heading]	American Funds U.S. Government Money Market Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity. The fund is a government money market fund that seeks to preserve the value of your investment at $1.00 per share.